Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail Explanation of Revenue And Other Income in the consolidated Statement of operations (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers	₩ 26,146,846	₩ 26,063,185	₩ 25,432,727
Revenue from other sources	232,798	224,016	206,128
Other income (Note 26)	344,829	308,044	595,351
Operating revenue and other income	₩ 26,724,473	₩ 26,595,245	₩ 26,234,206